Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE CORPORATE INCOME FUND, INC.
Entity Central Index Key	0000949820
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005519
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	Investor Class
Trading Symbol	PRPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Investor Class	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2026, supported by income generation and demand for high-quality bonds. Corporate bonds generated positive excess returns as credit spreads narrowed thanks to supportive market technicals and robust fundamentals.

  Security selection was positive across nearly all industries with contributions from consumer noncyclical, banking, and communication leading the way, boosting performance relative to the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, our underweight in communications notably helping performance relative to the index as heavy supply was a headwind.

  Duration positioning hindered performance, particularly from August to October when U.S. Treasury yields fell and we were modestly short relative to the benchmark. Key rate positioning also detracted, including overweights to the 5- and 10-year segments of the curve as yields on those maturities ended the period higher. In contrast, the overweight to the two-year sector contributed positively.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate non-index sectors and securities selectively. U.S. corporate investment-grade bonds remained the portfolio's largest allocation, while we maintained selective exposures to non-benchmark sectors, including securitized assets, government-related securities, and non-U.S. investment-grade bonds.

  The fund held material exposure to derivatives, including interest rate and credit derivatives, used to efficiently manage positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,390	10,232	10,395
2016	9,952	9,908	10,009
2017	10,170	10,008	10,223
2017	10,382	10,158	10,426
2017	10,575	10,283	10,617
2017	10,585	10,227	10,626
2018	10,384	10,059	10,448
2018	10,302	10,120	10,432
2018	10,382	10,175	10,510
2018	10,154	10,089	10,302
2019	10,586	10,378	10,723
2019	11,071	10,768	11,209
2019	11,739	11,210	11,911
2019	11,780	11,178	11,935
2020	12,252	11,590	12,418
2020	11,831	11,781	12,333
2020	12,372	11,936	12,805
2020	12,662	11,992	13,100
2021	12,436	11,750	12,765
2021	12,465	11,734	12,782
2021	12,852	11,925	13,128
2021	12,694	11,854	13,030
2022	11,996	11,440	12,330
2022	11,109	10,769	11,468
2022	10,730	10,552	11,170
2022	10,561	10,332	11,016
2023	10,633	10,328	11,044
2023	10,840	10,538	11,273
2023	10,805	10,426	11,270
2023	10,931	10,454	11,408
2024	11,265	10,671	11,703
2024	11,363	10,676	11,769
2024	11,923	11,187	12,317
2024	11,987	11,173	12,395
2025	12,101	11,291	12,471
2025	12,007	11,258	12,430
2025	12,397	11,538	12,799
2025	12,694	11,809	13,126
2026	12,835	11,998	13,293
2026	12,733	11,836	13,188

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Corporate Income Fund (Investor Class)	6.04%	0.43%	2.45%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	6.09	0.63	2.81

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 285,322,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 564,000
InvestmentCompanyPortfolioTurnover	112.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$285,322 Number of Portfolio Holdings316
Holdings [Text Block]
Table Summary
Corporate Bonds	85.7%
Asset-Backed Securities	4.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.9
Securities Lending Collateral	2.4
Foreign Government Obligations & Municipalities	2.2
Municipal Securities	0.5
Convertible Bonds	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Convertible Preferred Stocks	0.1
Short-Term and Other	-0.1

Largest Holdings [Text Block]
Table Summary
Citigroup	3.1%
Morgan Stanley	3.1
Goldman Sachs Group	2.5
U.S. Treasury Bonds	2.3
JPMorgan Chase	2.1
Wells Fargo	1.8
AT&T	1.8
U.S. Treasury Notes	1.6
T-Mobile USA	1.6
Meta Platforms	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166313
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	I Class
Trading Symbol	TICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - I Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2026, supported by income generation and demand for high-quality bonds. Corporate bonds generated positive excess returns as credit spreads narrowed thanks to supportive market technicals and robust fundamentals.

  Security selection was positive across nearly all industries with contributions from consumer noncyclical, banking, and communication leading the way, boosting performance relative to the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, our underweight in communications notably helping performance relative to the index as heavy supply was a headwind.

  Duration positioning hindered performance, particularly from August to October when U.S. Treasury yields fell and we were modestly short relative to the benchmark. Key rate positioning also detracted, including overweights to the 5- and 10-year segments of the curve as yields on those maturities ended the period higher. In contrast, the overweight to the two-year sector contributed positively.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate non-index sectors and securities selectively. U.S. corporate investment-grade bonds remained the portfolio's largest allocation, while we maintained selective exposures to non-benchmark sectors, including securitized assets, government-related securities, and non-U.S. investment-grade bonds.

  The fund held material exposure to derivatives, including interest rate and credit derivatives, used to efficiently manage positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	519,636	511,616	519,741
2016	497,852	495,403	500,440
2017	508,914	500,416	511,138
2017	519,684	507,893	521,324
2017	529,503	514,136	530,832
2017	530,151	511,326	531,275
2018	520,257	502,944	522,377
2018	516,304	505,990	521,621
2018	521,076	508,741	525,484
2018	509,807	504,464	515,104
2019	531,587	518,886	536,133
2019	555,530	538,376	560,465
2019	589,811	560,492	595,541
2019	592,053	558,902	596,757
2020	615,916	579,506	620,903
2020	594,945	589,067	616,655
2020	622,300	596,775	640,231
2020	637,058	599,611	655,004
2021	625,852	587,524	638,227
2021	627,499	586,682	639,097
2021	647,172	596,272	656,421
2021	639,432	592,695	651,523
2022	604,534	571,989	616,505
2022	560,322	538,444	573,402
2022	541,510	527,606	558,517
2022	533,208	516,596	550,810
2023	537,111	516,381	552,223
2023	547,114	526,907	563,661
2023	546,287	521,310	563,520
2023	552,922	522,690	570,381
2024	569,330	533,562	585,167
2024	575,285	533,786	588,469
2024	603,906	559,349	615,863
2024	607,421	558,625	619,751
2025	612,750	564,552	623,573
2025	609,026	562,924	621,502
2025	629,079	576,891	639,948
2025	644,422	590,474	656,310
2026	651,907	599,896	664,631
2026	647,015	591,821	659,377

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Corporate Income Fund (I Class)	6.24%	0.61%	2.61%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	6.09	0.63	2.81

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 285,322,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 564,000
InvestmentCompanyPortfolioTurnover	112.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$285,322 Number of Portfolio Holdings316
Holdings [Text Block]
Table Summary
Corporate Bonds	85.7%
Asset-Backed Securities	4.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.9
Securities Lending Collateral	2.4
Foreign Government Obligations & Municipalities	2.2
Municipal Securities	0.5
Convertible Bonds	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Convertible Preferred Stocks	0.1
Short-Term and Other	-0.1

Largest Holdings [Text Block]
Table Summary
Citigroup	3.1%
Morgan Stanley	3.1
Goldman Sachs Group	2.5
U.S. Treasury Bonds	2.3
JPMorgan Chase	2.1
Wells Fargo	1.8
AT&T	1.8
U.S. Treasury Notes	1.6
T-Mobile USA	1.6
Meta Platforms	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225817
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	Z Class
Trading Symbol	TRZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Z Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2026, supported by income generation and demand for high-quality bonds. Corporate bonds generated positive excess returns as credit spreads narrowed thanks to supportive market technicals and robust fundamentals.

  Security selection was positive across nearly all industries with contributions from consumer noncyclical, banking, and communication leading the way, boosting performance relative to the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, our underweight in communications notably helping performance relative to the index as heavy supply was a headwind.

  Duration positioning hindered performance, particularly from August to October when U.S. Treasury yields fell and we were modestly short relative to the benchmark. Key rate positioning also detracted, including overweights to the 5- and 10-year segments of the curve as yields on those maturities ended the period higher. In contrast, the overweight to the two-year sector contributed positively.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate non-index sectors and securities selectively. U.S. corporate investment-grade bonds remained the portfolio's largest allocation, while we maintained selective exposures to non-benchmark sectors, including securitized assets, government-related securities, and non-U.S. investment-grade bonds.

  The fund held material exposure to derivatives, including interest rate and credit derivatives, used to efficiently manage positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	9,965	9,989	9,999
5/31/21	10,014	9,975	10,013
8/31/21	10,330	10,138	10,284
11/30/21	10,217	10,077	10,207
2/28/22	9,679	9,725	9,659
5/31/22	8,970	9,154	8,984
8/31/22	8,688	8,970	8,750
11/30/22	8,563	8,783	8,630
2/28/23	8,624	8,779	8,652
5/31/23	8,804	8,958	8,831
8/31/23	8,789	8,863	8,829
11/30/23	8,916	8,887	8,936
2/29/24	9,190	9,071	9,168
5/31/24	9,284	9,075	9,220
8/31/24	9,756	9,510	9,649
11/30/24	9,822	9,498	9,710
2/28/25	9,931	9,598	9,770
5/31/25	9,880	9,571	9,737
8/31/25	10,202	9,808	10,026
11/30/25	10,461	10,039	10,282
2/28/26	10,593	10,199	10,413
5/31/26	10,524	10,062	10,331

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 2/22/21
Corporate Income Fund (Z Class)	6.51%	1.00%	0.97%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.12
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	6.09	0.63	0.62

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 285,322,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 564,000
InvestmentCompanyPortfolioTurnover	112.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$285,322 Number of Portfolio Holdings316
Holdings [Text Block]
Table Summary
Corporate Bonds	85.7%
Asset-Backed Securities	4.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.9
Securities Lending Collateral	2.4
Foreign Government Obligations & Municipalities	2.2
Municipal Securities	0.5
Convertible Bonds	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Convertible Preferred Stocks	0.1
Short-Term and Other	-0.1

Largest Holdings [Text Block]
Table Summary
Citigroup	3.1%
Morgan Stanley	3.1
Goldman Sachs Group	2.5
U.S. Treasury Bonds	2.3
JPMorgan Chase	2.1
Wells Fargo	1.8
AT&T	1.8
U.S. Treasury Notes	1.6
T-Mobile USA	1.6
Meta Platforms	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless